Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [Abstract]
Profit/(loss) after income tax	$ (143,954)	$ 70,323	$ (161,894)	$ (418,767)
Adjustment for fair value gain on hybrid instruments	0	(113,100)
Adjustment for interest expense on hybrid instruments	0	8,635
Loss after income tax used in calculating diluted earnings per share	$ (143,954)	$ (34,142)
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	53,028,867	36,983,276	53,028,867	29,050,364
Adjustments for calculation of diluted earnings per share [Abstract]
Options over ordinary shares (in shares)	0	3,734,377
Convertible notes (in shares)	0	9,297,007
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	53,028,867	50,014,660	53,028,867	29,050,364
Basic earnings per share (in dollars per share)	$ (2.7146)	$ 1.9015	$ (3.0529)	$ (14.4152)
Diluted earnings per share (in dollars per share)	$ (2.7146)	$ (0.6826)	$ (3.0529)	$ (14.4152)